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GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE
INFORMATION
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This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/ANNUAL 06/02

                                     [LOGO]

                                   ANNUAL REPORT

     NEW YORK TAX-EXEMPT FUND
     CALIFORNIA II TAX-EXEMPT FUND
     CONNECTICUT TAX-EXEMPT FUND
     FLORIDA TAX-EXEMPT FUND
     MASSACHUSETTS TAX-EXEMPT FUND
     MICHIGAN TAX-EXEMPT FUND
     NEW JERSEY TAX-EXEMPT FUND
     OHIO TAX-EXEMPT FUND
     PENNSYLVANIA TAX-EXEMPT FUND
     VIRGINIA TAX-EXEMPT FUND

                                    MAY 31, 2002

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.5%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$ 4,000,000  Alden School District, BAN, 3.25%, 6/27/02(b)...........  $       4,001,278
  1,475,000  Avoca School District GO, 4.60%, 6/15/02(b).............          1,476,197
  1,700,000  Babylon IDR for Ogden Martin, 1.55%, 1/1/19(a)..........          1,700,000
  2,240,000  Bleecker HDC Terrace Apt. Project S85, 1.45%,
             7/1/15(a)...............................................          2,240,000
  3,733,000  Cayuga County, BAN, 2.00%, 10/24/02.....................          3,740,936
 10,000,000  Chappaqua School District, BAN, 2.25%, 9/13/02..........         10,017,917
  1,000,000  Chautauqua Lake School District, GO, 4.00%,
             6/15/02(b)..............................................          1,000,892
  4,250,000  Chemung County IDA for Civic Arnot Ogden Medical Center,
             1.35%, 3/1/19(a)........................................          4,250,000
  5,275,000  Cortland County, BAN, 2.20%, 3/7/03.....................          5,299,407
  2,045,000  East Greenbush School District, BAN, 2.00%, 9/30/02.....          2,048,635
  2,450,000  East Williston School District, TAN, 3.00%, 6/27/02.....          2,450,612
  1,330,000  Great Neck North Water Authority, WSR, 1.35%,
             1/1/20(a)...............................................          1,330,000
  1,100,000  Guilderland IDA for Easten Industrial Park, 1.30%,
             12/1/08(a)..............................................          1,100,000
  3,600,000  Honeoye Falls Lima School District, RAN, 3.20%,
             6/19/02.................................................          3,600,614
  2,000,000  Jay Street Development Corp., Series A1, 1.30%,
             5/1/22(a)...............................................          2,000,000
  1,500,000  Jay Street Development Corp., Series A3, 1.35%,
             5/1/21(a)...............................................          1,500,000
  7,600,000  Long Island Power Authority, Series 1A and 2B, 1.30% -
             1.55%, 5/01/33(a).......................................          7,600,000
  1,150,000  Middletown BAN, 2.45%, 10/11/02.........................          1,151,122
  3,545,000  Monroe County Public Improvement GO, 2.50%, 3/1/03(b)...          3,570,382
  2,700,000  New York City, Series A4, 1.50%, 8/1/22(a)..............          2,700,000
  2,200,000  New York City, Series A4, 1.50%, 8/1/23(a)..............          2,200,000
  1,000,000  New York City, Series A5, 1.65%, 8/1/16(a)..............          1,000,000
  6,870,000  New York City, Series A6, 1.30%, 8/1/19(a)..............          6,870,000
  1,300,000  New York City, Series A6, 1.50%,11/1/26(a)..............          1,300,000
  2,600,000  New York City, Series A8, 1.25%, 11/1/23(a).............          2,600,000
  1,700,000  New York City, Series B, 1.55%, 10/1/22(a)..............          1,700,000
  1,000,000  New York City, Series B4, 1.65%, 8/15/23(a).............          1,000,000
  1,000,000  New York City, Series B5, 1.55%, 8/15/11(a).............          1,000,000
  1,000,000  New York City, Series B6, 1.55%, 8/15/05(a).............          1,000,000
  3,045,000  New York City, Series B8, 1.30%, 8/15/24(a).............          3,045,000
  5,900,000  New York City, Series 92D, 1.35%, 2/1/20(a).............          5,900,000
  3,600,000  New York City, Series F4, 1.30%, 2/15/20(a).............          3,600,000
  2,000,000  New York City, Series F5, 1.30%, 2/15/16(a).............          2,000,000
    200,000  New York City, Series F6, 1.45%, 2/15/18(a).............            200,000
  2,400,000  New York City, Series H3, 1.55%, 8/1/14(a)..............          2,400,000
  1,000,000  New York City, Series H3, 1.55%, 8/1/20(a)..............          1,000,000
  1,100,000  New York City, Series H3, 1.55%, 8/1/23(a)..............          1,100,000
  4,500,000  New York City, Series J2, 1.45%, 2/15/16(a).............          4,500,000
 14,975,000  New York City Health & Hospital Corp., Series A and E,
             1.30% - 1.35%, 2/15/26(a)...............................         14,975,000
  2,400,000  New York City HDC for Upper Fifth Avenue Project, Series
             A, 1.45%, 1/1/16(a).....................................          2,400,000
  1,000,000  New York City IDA for Abraham Joshua Heschel Project,
             1.60%, 4/1/32(a)........................................          1,000,000
  4,500,000  New York City IDA for Industrial Agency Civic Facility,
             1.30%, 5/1/21(a)........................................          4,500,000
    656,000  New York City IDA for Union Foundation, 1.35%,
             6/1/12(a)...............................................            656,000
  1,500,000  New York City IDR for Stroheim & Romann Inc. Project,
             1.35%, 12/1/15(a).......................................          1,500,000
  1,000,000  New York State Dormitory Authority for Oxford University
             Press, 1.30%, 7/1/25(a).................................          1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
 ---------   ----------------------------------                            --------
$ 1,700,000  New York State Dormitory Authority for Public Library,
             1.30%, 7/1/28(a)........................................  $       1,700,000
  3,400,000  New York State Environmental, RAW, Series 98G, 2.05%,
             11/30/18................................................          3,400,000
  1,980,000  New York State HFA for Normandie Project, Series I,
             1.40%, 5/15/15(a).......................................          1,980,000
  5,000,000  New York State HFA for Related Liberty View, Series A,
             1.30%, 11/15/19(a)......................................          5,000,000
  6,100,000  New York State HFA, Series A, 1.45%, 3/15/28(a).........          6,100,000
  5,435,000  New York State HFA Service Contract Rev. Bonds, Series
             A, 1.40%, 3/15/27(a)....................................          5,435,000
  1,900,000  New York State Local Government Assistance Corp., Series
             B, 1.25%, 4/1/23(a).....................................          1,900,000
  7,140,000  New York State Local Government Assistance Corp., Series
             C and D, 1.25% - 1.30%, 4/1/25(a).......................          7,140,000
  4,200,000  Onondaga County IDR for Edgecomb Metals Project, 1.40%,
             11/1/09(a)..............................................          4,200,000
  1,600,000  Onondaga County IDR for McLane Co. Project, 1.95%,
             11/1/04(a)..............................................          1,600,000
  3,800,000  Pearl River UFSD, TAN, 3.00%, 6/27/02...................          3,800,852
  5,000,000  Rochester BAN, 2.50%, 3/05/03...........................          5,035,206
  4,000,000  Sag Harbor UFSD, TAN, 2.90%, 6/28/02....................          4,001,209
  1,410,000  Seneca County IDR for New York Chiropractic College,
             1.40%, 11/1/27(a).......................................          1,410,000
  4,450,000  Seneca Falls School District, BAN, 3.15%, 6/14/02,
             6/18/02.................................................          4,450,622
  4,860,000  South Colonie School District, BAN, 2.90%, 6/28/02......          4,860,809
  4,085,000  Tompkins County BAN, 2.25%, 3/14/03.....................          4,104,675
  8,700,000  Triborough Bridge and Tunnel Authority, Series A and B,
             1.30%, 1/1/31(a)........................................          8,700,000
  2,000,000  Webster Town BAN, 2.90%, 9/12/02........................          2,001,992
  1,479,000  Webster Town BAN, 2.50%, 2/13/03........................          1,487,330
  4,681,965  Webutuck School District BAN, 2.625%, 12/18/02..........          4,702,537
  2,000,000  Westchester County IDA for Hebrew Hospital, Series B,
             1.50%, 7/1/10(a)........................................          2,000,000
  1,400,000  West Hampton Beach BAN, 2.50%, 2/13/03..................          1,408,170
  3,250,000  West Hampton Beach School District, TAN, 2.65%,
             6/28/02.................................................          3,251,324
  1,255,000  Yates County IDR for Keukes College, 1.35%, 9/1/20(a)...          1,255,000
  8,800,000  Yonkers IDR for Civic Consumers Union Facility, 1.30%,
             7/1/19, 7/1/21, 7/1/24(a)...............................          8,800,000
                                                                       -----------------

                     TOTAL INVESTMENTS (COST
                     $230,948,718).......................      98.5%       230,948,718
                     OTHER ASSETS, LESS LIABILITIES......       1.5          3,485,452
                                                           --------  -----------------
                     NET ASSETS..........................     100.0% $     234,434,170
                                                           ========  =================
                     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                     PER SHARE BASED ON 234,434,170 SHARES OF
                     BENEFICIAL INTEREST, $.001 PAR VALUE
                     OUTSTANDING...................................              $1.00
                                                                     =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

PRINCIPAL                                                                   VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--97.7%                                 (NOTE 1)
---------   -----------------------------                                 --------
$1,000,000  Abag Financial Authority, Nonprofit Public Policy,
            1.60%, 11/1/31(a).......................................  $       1,000,000
   590,000  Alameda Contra Costa, Capital Improvements, 1.40%,
            6/1/22(a)...............................................            590,000
   685,000  Alameda Contra Costa, COP, Series F, 1.45%, 8/1/23(a)...            685,000
 2,000,000  Alameda Contra Costa, Financing Project, Series H,
            1.35%, 11/1/14(a).......................................          2,000,000
 2,000,000  Alisal Union School District COP, Series A, 1.30%,
            2/1/27(a)...............................................          2,000,000
 1,000,000  Anaheim UFSD for Facilities Building Funding, 1.40%,
            9/1/13(a)...............................................          1,000,000
 2,000,000  Berkeley TAN, 3.00%, 12/5/02............................          2,010,937
   800,000  California CDA for Northern California Retirement
            Community, 1.50%, 6/1/26(a).............................            800,000
 1,700,000  California EDA for KQED Income Project, 1.45%,
            4/1/20(a)...............................................          1,700,000
 3,300,000  California EFA for Loyola Marymount University, 1.50%,
            10/1/27(a)..............................................          3,300,000
 1,000,000  California HFA for Multiple Family, Series 94B, 1.30%,
            7/15/13(a)..............................................          1,000,000
 2,000,000  California HFA for Santa Barbara Cottage, Series C,
            1.30%, 9/1/15(a)........................................          2,000,000
 2,000,000  California Infrastructure for the Salvation Army, 1.75%,
            8/9/02(b)...............................................          2,000,000
 5,500,000  California School Cash Reserve Program Authority, RAN,
            4.00%, 7/3/02...........................................          5,505,945
 1,460,000  California School COP for Capital Improvements, Series
            C, 1.35%, 7/1/22(a).....................................          1,460,000
 5,000,000  California RAN, 3.25%, 6/28/02..........................          5,003,795
 1,000,000  California Transit Finance Authority, Series 97, 1.35%,
            10/1/27(a)..............................................          1,000,000
 3,000,000  California Statewide Communities Center for Early
            Education, 1.60%, 9/1/31(a).............................          3,000,000
   500,000  Carlsbad School District COP for School Facility Bridge
            Funding, 1.40%, 9/1/14(a)...............................            500,000
 2,000,000  Chula Vista MHR for Terra Nova Association, Series A,
            1.30%, 3/1/05(a)........................................          2,000,000
 4,000,000  Clovis School District TRAN, 3.25%, 6/30/02.............          4,001,800
 1,900,000  Dry Creek Joint Elementary School District TRAN, 2.625%,
            11/25/02................................................          1,905,574
 1,400,000  Elsinore Valley, COP for Water District, Series A,
            1.30%, 7/1/29(a)........................................          1,400,000
 2,500,000  Fremont COP for Family Resource Center, 1.35%, 8/1/28,
            8/1/30(a)...............................................          2,500,000
 2,000,000  Fresno Sewer & Water, Series A, 1.30, 9/1/25(a).........          2,000,000
 1,500,000  Irvine Assessment, Series 97-17, 1.55%, 9/2/23(a).......          1,500,000
   500,000  Irvine Assessment, Series A, 1.55%, 9/2/26(a)...........            500,000
   500,000  Irvine Improvement Bond Act 1915,1.55%, 9/2/22(a).......            500,000
   650,000  Irvine Ranch Water District, Orange County, Series 85,
            1.55%, 10/1/05(a).......................................            650,000
 1,000,000  Irvine Ranch Water District, 1.52%, 9/1/06(a)...........          1,000,000
   800,000  Irvine Ranch Water District, Series 85, 1.55%,
            10/1/10(a)..............................................            800,000
   900,000  Irvine Ranch Water District, Series 182,1.65%,
            11/15/13(a).............................................            900,000
 1,300,000  Kern County COP, Series 86A, 1.30%, 8/1/06(a)...........          1,300,000
 3,000,000  Lancaster MHR Antelope Pines, Series A, 1.30%,
            11/15/31(a).............................................          3,000,000
   900,000  Los Angeles Housing Authority Malibu Meadows Project,
            1.30%, 4/15/28(a).......................................            900,000
 1,200,000  Los Angeles USD for Land Acquisition Program, 1.35%,
            12/1/21(a)..............................................          1,200,000
 3,000,000  Milpitas School District TRAN, 3.00%, 7/2/02............          3,000,813
 4,125,000  Moorpark School District TRAN, 3.50%, 7/2/02............          4,127,711
 2,000,000  Orange County HDC for the Lakes Project, 1.30%,
            12/1/06(a)..............................................          2,000,000
 3,000,000  Orange County HEFA for Children's Hospital, 1.30%,
            11/1/21(a)..............................................          3,000,000
   700,000  Puerto Rico Highway, Series A, 1.30%, 7/1/28(a).........            700,000
 2,000,000  Rancho Water District, Financing Authority, Series B,
            1.25%, 8/1/31(a)........................................          2,000,000
 2,100,000  Riverside County Community Facilities District #88-4,
            1.35%, 9/1/14(a)........................................          2,100,000
 1,900,000  Riverside County MHR for Tyler Spring Apartments, 1.30%,
            1/15/27(a)..............................................          1,900,000
 2,655,000  Riverside County School Facility Bridge COP, 1.40%,
            9/1/11(a)...............................................          2,655,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
---------   ----------------------------------                            --------
$3,000,000  San Diego County School District TRAN, 3.50%, 6/28/02...  $       3,001,700
 4,000,000  San Francisco Community Facilities for District 4,
            1.40%, 8/1/31(a)........................................          4,000,000
 2,700,000  San Francisco MHR for Filmore Center, Series B, 1.14%,
            12/1/17(a)..............................................          2,700,000
 5,000,000  Santa Barbara County School Finance Authority TRAN,
            3.25%, 6/28/02..........................................          5,001,901
   455,000  University of California GO, Series D, prefunded 9/1/02
            @ 102, 5.75%, 9/1/05....................................            468,929
 1,000,000  Upland MHR for Northwoods, 1.30%, 2/15/30(a)............          1,000,000
   970,000  Vallejo City School District Capital Improvement
            Financing, Series E, 1.35%, 7/1/25(a)...................            970,000
   500,000  Wateruse Finance Authority, 1.35%, 5/1/28(a)............            500,000
 1,600,000  West Basin for Recycled Water Project, Series C, 1.30%,
            8/1/27(a)...............................................          1,600,000
 1,500,000  West Riverside County Waterwaste Authority, Series 96,
            1.55%, 4/1/28(a)........................................          1,500,000
 2,000,000  Yuba Community College TRAN, 2.50%, 11/28/02............          2,006,895
                                                                      -----------------

                      TOTAL INVESTMENTS (COST
                      $106,846,000).......................      97.7%       106,846,000
                      OTHER ASSETS, LESS LIABILITIES......       2.3          2,485,806
                                                            --------  -----------------
                      NET ASSETS..........................     100.0% $     109,331,806
                                                            ========  =================
                      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                      PER SHARE, BASED ON 109,331,806 SHARES OF
                      BENEFICIAL INTEREST, $.001 PAR VALUE
                      OUTSTANDING...................................              $1.00
                                                                      =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--97.5%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             CONNECTICUT--93.2%
$1,350,000   Berlin BAN, 3.00%, 6/15/02..............................  $      1,350,130
   600,000   Berlin GO, 2.90%, 6/15/02(b)............................           600,054
   800,000   Connecticut Series 1A, 1.40%, 2/15/21(a)................           800,000
 1,800,000   Connecticut Series 97B, 1.35%, 5/15/14(a)...............         1,800,000
   630,000   Connecticut Development Authority Independent Living
             Project, 1.25%, 7/1/15(a)...............................           630,000
   200,000   Connecticut HEFA for Edgehill Hospital, Series C, 1.20%,
             7/1/27(a)...............................................           200,000
 2,000,000   Connecticut HEFA for Hotchkiss School, Series A, 1.15%,
             7/1/30(a)...............................................         2,000,000
   280,000   Connecticut HEFA for Kingswood Oxford School District
             Issue, 1.80%, 2/1/09(a).................................           280,000
   100,000   Connecticut HEFA for Marvelwood School, Series A, 1.30%,
             7/1/30(a)...............................................           100,000
   400,000   Connecticut HEFA for Middlesex Hospital, 1.30%,
             7/1/26(a)...............................................           400,000
 1,000,000   Connecticut HEFA for New Britain Memorial Hospital
             prefunded 7/1/02 @102, 7.75%, 7/1/22....................         1,024,879
 1,000,000   Connecticut HEFA for Pomfret School Issue, Series A,
             1.30%, 7/1/24(a)........................................         1,000,000
 1,600,000   Connecticut HEFA for Raphael Hospital, Series J, 1.05%,
             7/1/22(a)...............................................         1,600,000
 3,100,000   Connecticut HEFA for Summerwood University Park, Series
             A, 1.05%, 7/1/30(a).....................................         3,100,000
   150,000   Connecticut HEFA for United Methodist, 1.30%,
             7/1/31(a)...............................................           150,000
   400,000   Connecticut HEFA for Yale University, Series T-2, 1.30%,
             7/1/29(a)...............................................           400,000
   615,000   Connecticut HEFA for Yale University, Series U and U-2,
             1.15%, 7/1/33(a)........................................           615,000
 1,000,000   Connecticut HEFA for Yale University, Series V-2, 1.65%,
             7/1/36(a)...............................................         1,000,000
 1,200,000   Connecticut HFA, Program Mortgage, Series G, 1.30%,
             5/15/18(a)..............................................         1,200,000
 1,400,000   Connecticut Development Authority IDR for Allen Group
             Inc., 1.55%, 2/1/13(a)..................................         1,400,000
 1,870,000   Connecticut Special Tax Obligation for Transportation
             Infrastructure, 1.35%, 12/1/10(a).......................         1,870,000
 2,000,000   Connecticut Special Tax Obligation for Transportation
             Infrastructure, 1.35%, 9/1/20(a)........................         2,000,000
 1,400,000   Fairfield BAN, 2.75%, 6/21/02...........................         1,400,168
 1,100,000   Glastonbury BAN, 2.00%, 3/4/03..........................         1,104,066
 2,000,000   Hartford County Redev. Agency MHR for Underwood Towers
             Project, 1.30%, 6/1/20(a)...............................         2,000,000
   335,000   Killingly BAN, 3.00%, 9/15/02...........................           336,130
 1,000,000   Monroe BAN, 1.85%, 12/18/02.............................         1,001,064
 1,740,000   New Canaan Housing Authority for Village at Waveny Care
             Center, 1.15%, 1/1/22(a)................................         1,740,000
 2,000,000   New Haven GO, 1.20%, 6/7/02(b)..........................         2,000,000
   290,000   New Haven GO, Series B, 3.00%, 11/01/02(b)..............           291,502
 1,000,000   Plymouth BAN, 2.50%, 10/9/02............................         1,001,715
 2,620,000   Tolland BAN, 1.70% - 3.00%, 6/7/02......................         2,620,099
   500,000   West Haven GO, Series 99, 4.00%, 2/1/03(b)..............           508,392
   900,000   Westport BAN, 2.25%, 12/11/02...........................           901,615
                                                                       ----------------
                                                                             38,424,814
                                                                       ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                           (NOTE 1)
---------    ----------------------------------                           --------
             PUERTO RICO--4.3%
$1,490,000   Puerto Rico Government Bank, 1.00%, 12/1/15(a)..........  $      1,490,000
   300,000   Puerto Rico Highway Series A, 1.30%, 7/1/28(a)..........           300,000
                                                                       ----------------
                                                                              1,790,000
                                                                       ----------------

                      TOTAL INVESTMENTS (COST
                      $40,214,814)........................      97.5%       40,214,814
                      OTHER ASSETS, LESS LIABILITIES......       2.5         1,031,395
                                                            --------  ----------------
                      NET ASSETS..........................     100.0% $     41,246,209
                                                            ========  ================
                      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                      PER SHARE, BASED ON 41,246,209 SHARES OF
                      BENEFICIAL INTEREST, $.001 PAR VALUE
                      OUTSTANDING...................................             $1.00
                                                                      ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                 VALUE
  AMOUNT          TAX-EXEMPT OBLIGATIONS--98.8%                           (NOTE 1)
 ---------        -----------------------------                           --------
                  ARIZONA--3.1%
$1,000,000        Apache County IDA for Tucson Electric, 1.40%,
                  12/1/20(a)........................................  $      1,000,000
                                                                      ----------------
                  FLORIDA--79.3%
 2,400,000        Citrus Park Community Development for Capital
                  Improvement, 1.21%, 11/1/16(a)....................         2,400,000
 1,000,000        Collier County IDR for Community School of Naples
                  1.50%, 10/1/19(a).................................         1,000,000
   605,000        Dade County IDA for Aviation Authority Facilities,
                  Series 84A, 1.21%, 10/1/09(a).....................           605,000
   420,000        Dade County Fixed Copy Asset, 1.50%, 10/1/10(a)...           420,000
   825,000        Dade County IDA for Dolphins Stadium, Project C,
                  1.45%, 1/1/16(a)..................................           825,000
 1,265,000        Florida Development GO, Series A, 5.25%,
                  7/1/02(b).........................................         1,267,972
   800,000        Florida Housing Finance Corp for Reflections,
                  Series 5, 1.40%, 7/1/31(b)........................           800,000
 1,000,000        Florida HFA for Kings Colony, 1.45%, 8/1/06(a)....         1,000,000
   400,000        Florida HFA for River Oaks, Series 85TT, 1.40%,
                  12/1/29(a)........................................           400,000
   920,000        Florida Muni Lane Council GO, 3.25%, 11/1/02(b)...           925,135
 1,305,000        Florida Muni Power GO, prefunded 10/1/02 @102,
                  6.50%, 10/1/20....................................         1,351,257
   750,000        Florida Muni Power Stanton II Project GO,
                  prefunded 10/1/02 @ 102, 6.00%, 10/1/27...........           775,010
   500,000        Florida Turnpike Authority GO, prefunded 7/1/02 @
                  101, 6.35%, 7/1/22................................           506,747
   125,000        Gulf Breeze Local Government Loan Program, Series
                  85C, 1.40%, 12/1/15(a)............................           125,000
   200,000        Jacksonville PCR for Florida Power & Light, 1.80%,
                  5/1/29(a).........................................           200,000
   775,000        Jacksonville GO prefunded 7/1/02 @101, 6.40%,
                  7/1/22(b).........................................           785,304
 1,500,000        Lee County IDA for Bonia Community Health
                  Services, Series A, 1.43%, 12/1/29(a).............         1,500,000
   100,000        Manatee County PRC for Florida Power & Light,
                  1.50%, 9/1/24(a)..................................           100,000
   500,000        Miami Dade County School District TAN, 3.50%,
                  6/27/02...........................................           500,262
   405,000        Miami County GO, 5.40%, 12/1/02(b)................           411,726
 1,000,000        Orange County IDA for Adventist Health Care,
                  1.40%, 11/15/14(a)................................         1,000,000
 1,900,000        Orange County School District TAN, 2.75%,
                  9/16/02...........................................         1,905,239
   100,000        Pinellas County Health Care Facility, 1.40%,
                  11/1/15(a)........................................           100,000
   100,000        Polk County IDR for Convention Center, 1.65%,
                  1/1/11(a).........................................           100,000
   400,000        Putnam County PCR for Florida Power & Light,
                  1.50%, 9/1/24(a)..................................           400,000
   785,000        Reedy Creek District GO, 4.125%, 10/1/02(b).......           789,112
   200,000        Saint Lucie County IDR for Convalescent Centers,
                  1.65%, 1/1/11(a)..................................           200,000
   600,000        Sarasota County HFF for Bay Village, 1.50%,
                  12/1/23(a)........................................           600,000
   400,000        Seminole County IDA HFF for Florida Living
                  Nursing, 1.50%, 2/1/11(a).........................           400,000
 1,000,000        Seminole County Option Gas Tax Revenue GO, 5.00%,
                  10/1/02(b)........................................         1,011,014
 1,335,000        South Brevard Recreation GO, 4.00%, 7/1/02(b).....         1,336,252
   400,000        University North Florida Capital Improvements
                  Project, 1.50%, 11/1/24(a)........................           400,000
   300,000        Volusia County HEFA for South West Volusia Health,
                  1.40%, 11/15/23(a)................................           300,000
   985,000        Volusia County IDR for Easter Seal Society of
                  Volusia, 1.50%, 9/1/21(a).........................           985,000
                                                                      ----------------
                                                                            25,425,030
                                                                      ----------------
                  GEORGIA--3.1%
 1,000,000        Atlanta Water and Waste, Series C, 1.55%,
                  11/1/41(a)........................................         1,000,000
                                                                      ----------------
                  ILLINOIS--4.4%
 1,405,000        Streamwood IDA for Olde Church Centre Project,
                  1.85%, 12/1/14(a).................................         1,405,000
                                                                      ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

PRINCIPAL                                                                  VALUE
  AMOUNT          TAX-EXEMPT OBLIGATIONS (CONTINUED)                     (NOTE 1)
---------         ----------------------------------                     --------
                  LOUISIANA--.5%
$  170,000        Louisiana Offshore Terminal Authority, 1.60%,
                  9/1/06(a).........................................  $        170,000
                                                                      ----------------
                  MINNESOTA--2.5%
   800,000        Minneapolis Power & Light Co., Project A, 1.50%,
                  6/1/20(a).........................................           800,000
                                                                      ----------------
                  NEW YORK--3.7%
   800,000        New York City, Series 2C, 1.50%, 5/1/33(a)........           800,000
   400,000        New York City, Series B, 1.40%, 8/15/17(a)........           400,000
                                                                      ----------------
                                                                             1,200,000
                                                                      ----------------
                  PENNSYLVANIA--2.2%
   700,000        Delaware Valley Local Government Revenue Bonds,
                  Series 85D, 1.50%, 12/1/20(a).....................           700,000
                                                                      ----------------

                      TOTAL INVESTMENTS (COST
                      $31,700,030)........................      98.8%       31,700,030
                      OTHER ASSETS, LESS LIABILITIES......       1.2           389,921
                                                            --------  ----------------
                      NET ASSETS..........................     100.0% $     32,089,951
                                                            ========  ================
                      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                      PER SHARE, BASED ON 32,089,951 SHARES OF
                      BENEFICIAL INTEREST, $.001 PAR VALUE
                      OUTSTANDING...................................             $1.00
                                                                      ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31,2002

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--97.8%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$  800,000   Andover GO, 4.00%, 12/15/02(b)..........................  $        808,741
   500,000   Boston WSR, Water and Sewer, Series A, 1.25%,
             11/1/24(a)..............................................           500,000
   700,000   Fall River GO, 5.00%, 6/1/02(b).........................           700,000
   700,000   Groton Dunstable BAN, 2.25%, 12/20/02(b)................           701,487
   700,000   Groton Dunstable Regional School District GO, 5.00%,
             10/15/02(b).............................................           707,387
 1,300,000   Massachusetts BAN GO Series 9, 1.40%, 9/1/16(a).........         1,300,000
 1,020,000   Massachusetts DFA for Bedford Notre Dame Health Care,
             1.39%, 10/1/29(a).......................................         1,020,000
   100,000   Massachusetts DFA for New Bedford Whaling Museum, 1.45%,
             9/1/29(a)...............................................           100,000
 1,255,000   Massachusetts DFA for Smith College, 1.25%, 7/1/24(a)...         1,255,000
   265,000   Massachusetts HEFA for Becker, Series A-2, 1.50%,
             7/1/09(a)...............................................           265,000
   720,000   Massachusetts HEFA for Berklee College, 1.30%,
             10/1/27(a)..............................................           720,000
   200,000   Massachusetts HEFA for Boston University, Series 85,
             1.08%, 12/01/29(a)......................................           200,000
   300,000   Massachusetts HEFA for Brigham & Women's Hospital,
             1.30%, 7/1/17(a)........................................           300,000
   100,000   Massachusetts HEFA for Cap Asset Program, Series G-1,
             1.35%, 1/1/19(a)........................................           100,000
   200,000   Massachusetts HEFA for Cap Asset Program, Series D,
             1.65%, 1/1/35(a)........................................           200,000
   900,000   Massachusetts HEFA for Cap Asset Program, Series E,
             1.60%, 1/1/35(a)........................................           900,000
   800,000   Massachusetts HEFA for Harvard University, Series Y,
             1.20%, 7/01/35(a).......................................           800,000
   200,000   Massachusetts HEFA for Falmouth Assisted Living, Series
             A, 1.40%, 11/1/26(a)....................................           200,000
   400,000   Massachusetts HEFA for Partners Health Systems, Series
             P-2, 1.30%, 7/1/27(a)...................................           400,000
   700,000   Massachusetts HEFA for Wellesley College, Series E,
             1.30%, 7/1/22(a)........................................           700,000
   800,000   Massachusetts HEFA for University of Massachusetts,
             Series A, 1.20%, 11/01/30(a)............................           800,000
   400,000   Massachusetts HEFA for Williams College, Series E,
             1.35%, 8/1/14(a)........................................           400,000
   700,000   Massachusetts HFA for Multifamily Housing, 1.30%,
             1/15/10(a)..............................................           700,000
   200,000   Massachusetts IFA for Gordon College, 1.30%,
             12/1/27(a)..............................................           200,000
 1,050,000   Massachusetts IFA for Lowell Mills Association, 1.50%,
             12/1/20(a)..............................................         1,050,000
   900,000   Massachusetts Municipal Wholesale Electric GO, Series B,
             prefunded 7/1/02 @ 102, 6.75%, 7/1/17...................           921,424
   500,000   Massachusetts WRA, Series D, 1.30%, 11/1/26(a)..........           500,000
   600,000   Massachusetts WRA, Series B and 97A, 1.30%, 4/1/28(a)...           600,000
   600,000   Massachusetts WRA, Series 99B, 1.30%, 8/1/28(a).........           600,000
 1,500,000   Plymouth BAN, 2.50% - 3.00%, 6/20/02....................         1,500,310
   300,000   Stoneham GO, 5.00%, 6/15/02(b)..........................           300,212
   700,000   Woburn BAN, 3.20%, 6/14/02..............................           700,117
   350,000   Worcester GO, 7.00%, 8/15/02(b).........................           353,831
                                                                       ----------------

                      TOTAL INVESTMENTS (COST
                      $20,503,509)........................      97.8%       20,503,509
                      OTHER ASSETS, LESS LIABILITIES......       2.2           456,739
                                                            --------  ----------------
                      NET ASSETS..........................     100.0% $     20,960,248
                                                            ========  ================
                      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                      PER SHARE, BASED ON 20,960,248 SHARES OF
                      BENEFICIAL INTEREST, $.001 PAR VALUE
                      OUTSTANDING...................................             $1.00
                                                                      ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--103.1%                               (NOTE 1)
 ---------   ------------------------------                               --------
             MICHIGAN--97.0%
 $250,000    Bruce Township HDA for Catholic Initiatives, 1.30%,
             5/1/18(a)...............................................  $       250,000
   50,000    Cornell Township EDC for Mead Escanaba Paper, 1.60%,
             11/1/16(a)..............................................           50,000
   75,000    Delta County EDC for Mead Escanaba Paper, Series 85D,
             1.55%, 12/1/23(a).......................................           75,000
  125,000    Detroit EDC for Waterfront Reclamation, Series C, 1.60%,
             5/1/09(a)...............................................          125,000
  300,000    Detroit Sewage District Revenue, Series A, 1.40%,
             7/1/23(a)...............................................          300,000
  100,000    Detroit Sewage District Revenue, Series C1, 1.40%,
             7/1/27(a)...............................................          100,000
  100,000    Detroit Sewage District Revenue, Series C2, 1.40%,
             7/1/29(a)...............................................          100,000
  200,000    Flint Hospital Hurley Medical Center, Series B, 1.40%,
             7/1/15(a)...............................................          200,000
  705,000    Garden City Hospital Finance Authority, Series 96A,
             1.45%, 9/1/26(a)........................................          705,000
  200,000    Gaylord Hospital Otsego Memorial Hospital, 1.45%,
             12/1/26(a)..............................................          200,000
  340,000    Grand Rapids Water Supply System, 1.40%, 1/1/20(a)......          340,000
  300,000    Green Lake EDA for Interlocken Center Arts, 1.40%,
             6/1/27(a)...............................................          300,000
  285,000    Jackson County EDC for Thrifty Leoni Project, 1.90%,
             12/1/14(a)..............................................          285,000
  500,000    Michigan Hospital Finance Authority for Mt. Clemens
             Hospital, 1.45%, 8/15/15(a).............................          500,000
  100,000    Michigan HDA for Harbortown Limited, Series 91, 1.725%,
             6/1/04(a)...............................................          100,000
  655,000    Michigan HDA, Series B, 1.40%, 4/1/19(a)................          655,000
  800,000    Michigan Job Development Authority for Wyanotte Court,
             1.40%, 12/1/09(a).......................................          800,000
  600,000    Michigan GO, Muni Bond Bank Authority, 2.25%,
             8/21/02(b)..............................................          601,219
  300,000    Michigan HDA for Pine Ridge Ltd., 1.40%,10/1/07(a)......          300,000
  170,000    Michigan Grant Anticipation Notes, Series C, 1.35%,
             9/15/08(a)..............................................          170,000
  100,000    Michigan HDA for United Jewish Foundation, 1.45%,
             6/1/25(a)...............................................          100,000
  160,000    Michigan HDA, Series A, 1.45%, 12/1/16(a)...............          160,000
  500,000    Michigan Strategic Fund for Clark Retirement Community,
             1.40%, 6/1/31(a)........................................          500,000
  400,000    Michigan Strategic Fund for Allen Group Inc., 1.40%,
             11/1/25(a)..............................................          400,000
  600,000    Michigan Strategic Fund for Muskegon Village, 1.40%,
             8/15/34(a)..............................................          600,000
  240,000    Oakland University, 1.45%, 3/1/31(a)....................          240,000
  100,000    St Joseph Hospital Finance Authority for Lakeland
             Hospital Series 02, 1.35%, 1/1/32(a)....................          100,000
                                                                       ---------------
                                                                             8,256,219
                                                                       ---------------
             VIRGIN ISLANDS--6.1%
  500,000    Virgin Islands Public Financial prefunded 10/1/02 @ 102,
             7.25%, 10/1/18..........................................          519,756
                                                                       ---------------

                       TOTAL INVESTMENTS (COST
                       $8,775,975).........................     103.1%       8,775,975
                       LIABILITIES, LESS OTHER ASSETS......      (3.1)        (261,273)
                                                             --------  ---------------
                       NET ASSETS..........................     100.0% $     8,514,702
                                                             ========  ===============
                       NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                       PER SHARE, BASED ON 8,514,702 SHARES OF
                       BENEFICIAL INTEREST, $.001 PAR VALUE
                       OUTSTANDING...................................            $1.00
                                                                       ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31,2002

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--102.0%                                (NOTE 1)
 ---------   ------------------------------                                --------
             NEW JERSEY--101.6%
$1,600,000   Atlantic City Pooled Government Loan Program, 1.25%,
             7/1/26(a)...............................................  $      1,600,000
 1,000,000   Bergen County, Utilities GO, 4.60%, 7/15/02(b)..........         1,003,433
 1,000,000   Camden County Improvement Authority for Redevelopment,
             1.50%, 9/1/26(a)........................................         1,000,000
 3,900,000   Camden County Improvement Authority for Village Harvest,
             1.65%, 7/15/26(a).......................................         3,900,000
   700,000   Essex County Pooled Government Loan Program, 1.30%,
             7/1/26(a)...............................................           700,000
 4,200,000   Hudson County, Improvement Essential Purpose Pooled,
             1.30%, 7/1/26(a)........................................         4,200,000
 1,665,000   Hudson County GO, New Jersey Cops, 4.00%, 12/1/02(b)....         1,684,597
 2,875,000   Jersey City Redevelopment Authority for Dixon Mills
             Apartments, 1.25%, 5/15/30(a)...........................         2,875,000
 1,415,000   Monmouth County Improvement Authority GO, 3.00%,
             12/1/02(b)..............................................         1,422,256
 1,500,000   Morris County BAN, 3.25%, 7/15/02.......................         1,501,339
 3,000,000   New Jersey Series 2001, TRAN, 3.00%, 6/14/02............         3,000,960
   600,000   New Jersey EDA, Series CC, 1.30%, 12/1/09(a)............           600,000
   620,000   New Jersey EDA for Economic Growth, Series F, 1.45%,
             8/1/14(a)...............................................           620,000
 2,100,000   New Jersey EDA for Foreign Trade, Series 98, 1.60%,
             12/1/07(a)..............................................         2,100,000
 2,800,000   New Jersey EDA for International Drive Partner, 1.45%,
             9/1/05(a)...............................................         2,800,000
 2,200,000   New Jersey EDA for Presbyterian, Series C, 1.30%,
             11/1/11(a)..............................................         2,200,000
 2,800,000   New Jersey EDA for Princeton University, 1.15%,
             7/1/21(a)...............................................         2,800,000
 1,952,000   New Jersey EDA for RJB Associates, Economic Recovery
             Notes, 1.30%, 8/1/08(a).................................         1,952,000
 2,900,000   New Jersey EDA for Stolthaven Perth Amboy, 1.60%,
             1/15/18(a)..............................................         2,900,000
   700,000   New Jersey EDA for Water Project A, 1.60%, 11/1/26(a)...           700,000
   800,000   New Jersey EDA for Water Project B, 1.65%, 11/1/25(a)...           800,000
   400,000   New Jersey HCF for Hospital Capital Asset, Series C,
             1.30%, 7/1/35(a)........................................           400,000
 1,000,000   New Jersey HCF for Saint Barnabas, Series 2001A, 1.35%,
             7/1/31(a)...............................................         1,000,000
 3,000,000   New Jersey Sports Authority Expo, Series C, 1.30%,
             9/1/24(a)...............................................         3,000,000
 1,500,000   New Jersey State Government, Series 91 GO, prefunded
             8/1/02 @100.25, 6.00%, 8/1/03(b)........................         1,512,177
 2,800,000   New Jersey Turnpike Authority, Series 91D, 1.30%,
             1/1/18(a)...............................................         2,800,000
 3,600,000   North Brunswick BAN, 2.20%, 12/12/02....................         3,609,308
 2,000,000   Raritan Township BAN, 3.15%, 6/13/02....................         2,000,245
 2,500,000   Sparta Township BAN, 2.60%, 1/17/03.....................         2,514,970
 1,250,000   Watchung BAN, 2.625%, 12/5/02...........................         1,253,878
                                                                       ----------------
                                                                             58,450,163
                                                                       ----------------
             PUERTO RICO--.4%
   200,000   Puerto Rico Government Bank, 1.00%, 12/1/15(a)..........           200,000
                                                                       ----------------

                      TOTAL INVESTMENT (COST
                      $58,650,163)........................     102.0%       58,650,163
                      LIABILITIES, LESS OTHER ASSETS......      (2.0)       (1,121,908)
                                                            --------  ----------------
                      NET ASSETS..........................     100.0% $     57,528,255
                                                            ========  ================
                      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                      PER SHARE, BASED ON 57,528,255 SHARES OF
                      BENEFICIAL INTEREST, $.001 PAR VALVE
                      OUTSTANDING...................................             $1.00
                                                                      ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.0%                                (NOTE 1)
 ---------   -----------------------------                                --------
             OHIO--96.3%
 $250,000    Butler County Healthcare Facility for Lifesphere
             Project, 1.40%, 5/1/27(a)...............................  $       250,000
  450,000    Cincinnati & Hamilton Port Authority EDA for Kenwood
             Office Project, 1.65%, 9/1/25(a)........................          450,000
  286,000    Cleveland Income Tax Revenue, 1.30%, 5/15/24(a).........          286,000
  100,000    Columbus Tax Increment for Lyra Gemini Polaris, 1.45%,
             8/1/11(a)...............................................          100,000
  460,000    Cuyahoga County EDA for the Cleveland Orchestra Project,
             1.60%, 4/1/28(a)........................................          460,000
  350,000    Cuyahoga County HRB for Cleveland Bontanical, 1.45%,
             7/1/31(a)...............................................          350,000
   85,000    Cuyahoga County HRB for the Cleveland Clinic, Series A,
             1.35%, 1/1/26(a)........................................           85,000
  200,000    Cuyahoga County IDA for Allen Group Project, 1.40%,
             12/1/15(a)..............................................          200,000
  100,000    Delaware County IDR for Radiation Sterilizers, 1.70%,
             12/1/04(a)..............................................          100,000
  400,000    Evandale County IDR for SHV Real Estate, 1.70%,
             9/1/15(a)...............................................          400,000
  160,000    Franklin County Community HSG Network, 1.45%,
             12/1/20(a)..............................................          160,000
  140,000    Franklin County Health Corporation, Series B, 1.40%,
             12/1/20(a)..............................................          140,000
   35,000    Indian Hill EDA for Cincinnati Country Day School,
             1.42%, 5/1/19(a)........................................           35,000
  200,000    Kent State University Receipts, 1.35%, 5/1/31(a)........          200,000
  155,000    Marion County Hospital Imported Pooled Lease Program,
             1.47%, 11/1/21(a).......................................          155,000
  300,000    Middleburgh Heights Southwest General Hospital, 1.45%,
             8/15/22(a)..............................................          300,000
  200,000    Ohio Air Quality Dev. Authority for Cincinnati Gas &
             Electric, 1.60%, 12/1/15(a).............................          200,000
  300,000    Ohio Air Quality Dev. Authority for Edison, Series C,
             1.60%, 6/1/23(a)........................................          300,000
  300,000    Ohio Air Quality Dev. Authority for PCR Toledo, 1.60%,
             4/1/24(a)...............................................          300,000
  140,000    Ohio Water Dev. Authority PCR for Cleveland Electric,
             Series B, 1.40%, 8/1/20(a)..............................          140,000
  440,000    Ottawa County HRB for Luther Home of Mercy, 1.50%,
             10/1/17(a)..............................................          440,000
  395,000    Sharonville IDR for Edgecomb Metals Inc, 1.40%,
             11/1/09(a)..............................................          395,000
                                                                       ---------------
                                                                             5,446,000
                                                                       ---------------
             VIRGIN ISLANDS--2.7%
  145,000    Virgin Island Public Finance GO, prefunded 10/1/02 @
             102, 7.25%, 10/1/18(b)..................................          150,729
                                                                       ---------------

                      TOTAL INVESTMENT (COST
                      $5,596,729).........................      99.0%       5,596,729
                      OTHER ASSETS, LESS LIABILITIES......       1.0           59,147
                                                            --------  ---------------
                      NET ASSETS..........................     100.0% $     5,655,876
                                                            ========  ===============
                      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                      PER SHARE BASED ON 5,655,876 SHARES OF
                      BENEFICIAL INTEREST, $.001 PAR VALVE
                      OUTSTANDING...................................            $1.00
                                                                      ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.2%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$  600,000   Abington Township GO, 3.00%, 11/15/02(b)................  $        603,997
 1,260,000   Allegheny HDA for Presbyterian University Hospital,
             Series B3, 1.45%, 3/1/18(a).............................         1,260,000
 2,300,000   Allegheny IDA for Environmental Improvements, 1.55%,
             12/1/32(a)..............................................         2,300,000
   200,000   Berks County IDR for Visiting Nurse Services, Series A,
             1.50%, 12/1/15(a).......................................           200,000
 2,500,000   Blair County IDR for Village of Penn State, Series C,
             1.15%, 1/01/11(a).......................................         2,500,000
   500,000   Bucks County IDA for Edgecomb Metals Co., 1.40%,
             10/1/09(a)..............................................           500,000
   914,000   Chartiers Valley IDA for 1133 Penn Ave. Associates,
             Project A, 1.50%, 8/1/07(a).............................           914,000
   500,000   Chester County HEFA for Bryn Mawr GO, prefunded 7/1/02 @
             102, 6.75%, 7/01/14(b)..................................           511,811
   510,000   Cranberry Township GO, Series B, 3.00%, 12/1/02(b)......           512,239
   100,000   Cumberland County, Series 2000, 1.48%, 5/1/20(a)........           100,000
 1,500,000   Dauphin County General Authority GO, Series TTT 1,
             4.60%, 6/3/02(b)........................................         1,500,000
   145,000   Dauphin County General Authority, 1.48%, 11/1/17(a).....           145,000
 1,000,000   Delaware County IDA for Scotfoam Corp., 1.85%,
             10/1/05(a)..............................................         1,000,000
 2,450,000   Delaware County IDR for Sun Inc., 1.50%, 11/01/33(a)....         2,450,000
 1,900,000   Delaware County IDR for Villanova University, Series
             2001, 1.25%, 8/1/31(a)..................................         1,900,000
   500,000   Delaware Valley Finance Authority, Series 85A, 1.50%,
             12/1/19(a)..............................................           500,000
   200,000   Delaware Valley Finance Authority, Series B, 1.50%,
             12/1/20(a)..............................................           200,000
 1,400,000   Delaware Valley Regional Finance Authority, 1.50%,
             12/01/17, 12/10/20(a)...................................         1,400,000
   200,000   Emmaus General Authority, 1.40%, 12/1/28(a).............           200,000
   200,000   Emmaus General Authority, Series D-20, 1.45%,
             3/1/24(a)...............................................           200,000
 1,000,000   Harrisburg Authority, 1.45%, 3/1/34(a)..................         1,000,000
 2,350,000   Lancaster County HRB for Brethren Village, 1.46%,
             6/15/20(a)..............................................         2,350,000
 1,100,000   Lancaster County, Series 2000, 1.46, 5/01/30(a).........         1,100,000
 3,100,000   Lebanon County HCF for ECC Retirement Village, 1.46%,
             10/15/25(a).............................................         3,100,000
 1,110,000   Lehigh County IDR for Radnor Lehigh, 1.575%,
             2/1/17(a)...............................................         1,110,000
   430,000   Montgomery County IDR for Girl Scouts, 1.50%,
             2/1/25(a)...............................................           430,000
 2,300,000   Montgomery County Kingswood Apartment Project, Series A,
             1.35%, 8/15/31(a).......................................         2,300,000
   300,000   Northeastern HEFA for Wyoming Valley Health, 1.55%,
             1/1/24(a)...............................................           300,000
   540,000   Pennsbury School District GO, 2.50%, 1/15/03(b).........           541,668
 1,000,000   Pennsylvania GO, 5.00%, 6/15/02(b)......................         1,000,763
 1,000,000   Pennsylvania Higher Education for Facility Temple
             University, 1.60%, 10/01/09(a)..........................         1,000,000
 1,500,000   Pennsylvania Intergovernmental Coop GO for Philadelphia
             FDG Program, 6.00%, 6/15/02(b)..........................         1,501,840
   960,000   Philadelphia Hospital Higher Education Magee
             Rehabilitation GO, 2.50%, 12/01/02(b)...................           962,107
   500,000   Philadelphia IDA for the Performing Arts, 1.40%,
             6/01/25(a)..............................................           500,000
   400,000   Philadelphia IDR for Fox Chase Cancer Center Project,
             1.55% 7/01/25(a)........................................           400,000
   560,000   Philadelphia IDR for Interim House West Project, 1.50%,
             9/1/26(a)...............................................           560,000
   750,000   Pittsburgh Allegheny County Public Authority GO, 4.40%,
             12/15/02(b).............................................           761,453
 2,620,000   Pittsburgh School District GO, 3.00% - 4.00%,
             9/1/02(b)...............................................         2,631,008
   300,000   Quakertown General Authority Pooled Financing Program,
             Series A, 1.40%, 6/01/28(a).............................           300,000
   400,000   Quakertown Hospital, 1.40%, 7/1/05(a)...................           400,000
 2,500,000   Schuylkill County IDA for Gilberton Power Project,
             1.40%, 12/1/02(a).......................................         2,500,000
   900,000   Schuylkill County IDA for Northeastern Power, 1.60%,
             12/1/22(a)..............................................           900,000
 1,930,000   Scranton-Lackawanna Health & Welfare Authority for Univ.
             of Scranton, 1.80%, 11/1/02(b)..........................         1,930,000
   470,000   State Public Building Authority Mid Valley School
             District GO, 2.50%,1/01/03(b)...........................           471,764
 2,300,000   University of Pittsburgh of the Commonwealth System of
             Higher Education PA, Series B, 1.35%, 9/15/29(a)........         2,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                           (NOTE 1)
---------    ----------------------------------                           --------
$  665,000   Venango IDR for Penzoil Co. Project, 2.05%,
             12/01/12(a).............................................  $        665,000
   600,000   York County IDR for Philadelphia Electric Exelon Energy,
             1.45%, 8/08/02(a).......................................           600,000
   550,000   York County, Series A, 1.40%, 9/01/26(a)................           550,000
                                                                       ----------------

                      TOTAL INVESTMENTS (COST
                      $51,062,650)........................      99.2%       51,062,650
                      OTHER ASSETS, LESS LIABILITIES......       0.8           397,037
                                                            --------  ----------------
                      NET ASSETS..........................     100.0% $     51,459,687
                                                            ========  ================
                      NET ASSETS VALUE, OFFERING AND REDEMPTION
                      PRICE PER SHARE, BASED ON 51,459,687 SHARES OF
                      BENEFICIAL INTEREST, $.001 PAR VALUE
                      OUTSTANDING...................................             $1.00
                                                                      ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS MAY 31, 2002

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--95.8%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             VIRGINIA--76.3%
$  400,000   Albemarle County IDA Univ. Health Services, for Univ. of
             Virginia, 1.40%, 10/1/22(a).............................  $        400,000
 1,165,000   Alexandria IDA, Pooled Loan Program, Series A, 1.45%,
             7/1/26(a)...............................................         1,165,000
   120,000   Alexandria Redevelopment & Housing Authority for
             Goodwill House, 1.65%, 10/1/06(a).......................           120,000
   130,000   Chesapeake County IDA for Ind Dev-Ltd Assoc., 1.45%,
             3/1/11(a)...............................................           130,000
   625,000   Chesapeake Hospital Authority IDA for Chesapeake General
             Hospital, Series B, 1.45%, 7/1/31(a)....................           625,000
   625,000   Clarke County IDA for Winchester Medical Center, 1.55%,
             1/1/30(a)...............................................           625,000
   625,000   Hampton MHR for Avalon, 1.40%, 6/15/26(a)...............           625,000
 1,000,000   Hampton MHR for Shoreline Apartments, 1.40%,
             12/1/19(a)..............................................         1,000,000
   450,000   Henrico County GO, Public Improvement, 3.00%,
             4/1/03(b)...............................................           455,394
 1,200,000   Loudoun County IDA for Falcons Landing, 1.40%,
             11/1/28(a)..............................................         1,200,000
   400,000   Lynchburgh County IDA, Series B, 1.45%, 12/1/25(a)......           400,000
   400,000   Norfolk GO, Capital Improvement, 5.00%, 7/1/02(b).......           401,105
   200,000   Norfolk IDR for Children's Hospital, 1.45%, 6/1/20(a)...           200,000
 1,105,000   Peninsula Port Authority for Dominion Terminal, 1.60% -
             1.65%, 7/1/16(a)........................................         1,105,000
   200,000   Porstmouth GO, 4.25%, 8/1/02(b).........................           200,748
   205,000   Richmond IDR for Ninth & Cary Assoc., 1.45%,
             9/1/10(a)...............................................           205,000
   400,000   Rivana GO, for Water & Sewer Authority, 4.00%,
             10/01/02(b).............................................           402,922
    95,000   Roanoke IDR for Friendship Manor, 1.40%, 8/1/13(a)......            95,000
   600,000   Virginia College Building Authority for University of
             Richmond, 1.40%, 11/1/22(a).............................           600,000
                                                                       ----------------
                                                                              9,955,169
                                                                       ----------------
             PUERTO RICO--14.9%
   625,000   Puerto Rico Commonwealth GO, prefunded 7/1/02 @ 101.5,
             6.80%, 7/1/21(b)........................................           636,966
   400,000   Puerto Rico Commonwealth GO, prefunded 7/1/02 @ 101.5,
             6.50%, 7/1/22(b)........................................           407,565
   500,000   Puerto Rico Government Bank, 1.00%, 12/01/15(a).........           500,000
   400,000   Puerto Rico Highway and Transportation Authority, Series
             A, 1.30%, 7/1/28(a).....................................           400,000
                                                                       ----------------
                                                                              1,944,531
                                                                       ----------------
             VIRGIN ISLANDS--4.6%
   575,000   Virgin Islands GO, Public Finance Authority, prefunded
             10/1/02 @ 102, 7.25%, 10/1/18(b)........................           597,719
                                                                       ----------------

                      TOTAL INVESTMENTS (COST
                      $12,497,419)........................      95.8%       12,497,419
                      OTHER ASSETS, LESS LIABILITIES......       4.2           546,734
                                                            --------  ----------------
                      NET ASSETS..........................     100.0% $     13,044,153
                                                            ========  ================
                      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                      PER SHARE BASED ON 13,044,153 SHARES OF
                      BENEFICIAL INTEREST, $.001 PAR VALUE
                      OUTSTANDING...................................             $1.00
                                                                      ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       FOOTNOTES TO PORTFOLIO STATEMENTS

SECURITY TYPE ABBREVIATIONS:
----------------------------

                     BAN --   Bond Anticipation Notes                                HFF --   Health Facilities Financing
                                                                                              Authority
                     CDA --   Community Redevelopment Agency                         HRB --   Hospital Revenue Bonds
                     COP --   Certificate of Participation                           IDA --   Industrial Development Authority
                                                                                              Revenue Bonds
                     DFA --   Development Finance Agency                             IDR --   Industrial Development Agency
                                                                                              Revenue Bonds
                     EDA --   Economic Development Authority                         IFA --   Industrial Finance Authority
                              Revenue Bonds
                     EDC --   Economic Development Corporation                       MHR --   Multifamily Housing Revenue Bonds
                     EFA --   Education Facilities Authority                         PCR --   Pollution Control Revenue Bonds
                      GO --   General Obligation Bonds                               RAN --   Revenue Anticipation Notes
                     HCF --   Health Care Facilities Revenue                         RAW --   Revenue Anticipation Warrants
                              Bonds
                     HDA --   Hospital Development Authority                         TAN --   Tax Anticipation Notes
                     HDC --   Housing Development Corporation                       TRAN --   Tax and Revenue Anticipation Notes
                              Bonds
                    HEFA --   Health & Education Facilities                         UFSD --   Union Free School District
                              Authority
                     HFA --   Housing Finance Authority Revenue                      WRA --   Water Resource Authority
                              Bonds
                                                                                     WSR --   Water System Revenue Bonds

-----------------

(a) Variable rate securities. The interest rates, as reported on May 31, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2002

                           RESERVE NEW YORK
                           TAX-EXEMPT TRUST                RESERVE TAX-EXEMPT TRUST
                           ----------------  ----------------------------------------------------
                               NEW YORK      CALIFORNIA II  CONNECTICUT   FLORIDA   MASSACHUSETTS
                                 FUND            FUND          FUND        FUND         FUND
                           ----------------  -------------  -----------  ---------  -------------
INTEREST INCOME (Note
  1).....................     $5,119,066      $2,431,006     $774,562    $653,185     $376,326
                              ----------      ----------     --------    --------     --------

EXPENSES (Note 2)
  Comprehensive
    management fees......      2,112,974         972,501      323,229     262,417      151,637
  Distribution (12b-1)
    fees.................        528,244         243,126       80,807      65,604       37,909
  Trustee fees...........          6,365           3,098          955         687          431
                              ----------      ----------     --------    --------     --------
    Total expenses.......      2,647,583       1,218,725      404,991     328,708      189,977
                              ----------      ----------     --------    --------     --------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............     $2,471,483      $1,212,281     $369,571    $324,477     $186,349
                              ==========      ==========     ========    ========     ========

                                          RESERVE TAX-EXEMPT TRUST
                           -------------------------------------------------------
                           MICHIGAN  NEW JERSEY    OHIO    PENNSYLVANIA  VIRGINIA
                             FUND       FUND       FUND        FUND        FUND
                           --------  ----------  --------  ------------  ---------
INTEREST INCOME (Note
  1).....................  $120,321  $1,236,888  $138,320    $880,291    $157,178
                           --------  ----------  --------    --------    --------
EXPENSES (Note 2)
  Comprehensive
    management fees......   59,079     511,703     61,085     372,260      79,386
  Distribution (12b-1)
    fees.................   14,770     127,925     15,272      93,065      19,847
  Trustee fees...........      116       1,255        188         788         160
                           --------  ----------  --------    --------    --------
    Total expenses before
      waiver.............   73,965     640,883     76,545     466,113      99,393
  Less: expenses waived
    (Note 2).............      (66)         --        (44)         --        (815)
                           --------  ----------  --------    --------    --------
    Net Expense..........   73,899     640,883     76,501     466,113      98,578
                           --------  ----------  --------    --------    --------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............  $46,422   $ 596,005   $ 61,819    $414,178    $ 58,600
                           ========  ==========  ========    ========    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                   RESERVE NEW YORK
                                   TAX-EXEMPT TRUST                              RESERVE TAX-EXEMPT TRUST
                           --------------------------------  ----------------------------------------------------------------
                                    NEW YORK FUND                  CALIFORNIA II FUND                CONNECTICUT FUND
                           --------------------------------  ------------------------------  --------------------------------
                             YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED     YEAR ENDED       YEAR ENDED
                            MAY 31, 2002     MAY 31, 2001     MAY 31, 2002    MAY 31, 2001    MAY 31, 2002     MAY 31, 2001
                           ---------------  ---------------  ---------------  -------------  ---------------  ---------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............   $   2,471,483    $   6,892,202    $   1,212,281   $  2,799,870    $     369,571    $   1,242,443
                            -------------    -------------    -------------   -------------   -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............      (2,471,483)      (6,892,202)      (1,212,281)    (2,799,870)        (369,571)      (1,242,443)
                            -------------    -------------    -------------   -------------   -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............     696,162,904      826,531,093      462,779,496    651,324,525       93,098,785      106,047,767
  Dividends reinvested...       2,471,483        6,892,202        1,212,281      2,799,870          369,571        1,242,443
  Cost of shares
    redeemed.............    (745,812,142)    (780,238,944)    (490,906,345)  (609,247,770)     (92,419,191)    (118,221,888)
                            -------------    -------------    -------------   -------------   -------------    -------------
                              (47,177,755)      53,184,351      (26,914,568)    44,876,625        1,049,165      (10,931,678)
                            -------------    -------------    -------------   -------------   -------------    -------------
  Net (decrease) increase
    in net assets........     (47,177,755)      53,184,351      (26,914,568)    44,876,625        1,049,165      (10,931,678)

NET ASSETS:
  Beginning of year......     281,611,925      228,427,574      136,246,374     91,369,749       40,197,044       51,128,722
                            -------------    -------------    -------------   -------------   -------------    -------------
  End of year............   $ 234,434,170    $ 281,611,925    $ 109,331,806   $136,246,374    $  41,246,209    $  40,197,044
                            =============    =============    =============   =============   =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 RESERVE TAX-EXEMPT TRUST
                           ----------------------------------------------------------------------------------------------------
                                     FLORIDA FUND                   MASSACHUSETTS FUND                  MICHIGAN FUND
                           --------------------------------  --------------------------------  --------------------------------
                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                            MAY 31, 2002     MAY 31, 2001     MAY 31, 2002     MAY 31, 2001     MAY 31, 2002     MAY 31, 2001
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............   $     324,477    $     903,699    $    186,349     $    510,044     $     46,422     $     82,141
                            -------------    -------------    ------------     ------------     ------------     ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............        (324,477)        (903,699)       (186,349)        (510,044)         (46,422)         (82,141)
                            -------------    -------------    ------------     ------------     ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............     155,543,426      203,544,147      54,996,937       76,127,391       48,699,873       16,882,504
  Dividends reinvested...         324,477          903,699         186,349          510,044           46,422           82,141
  Cost of shares
    redeemed.............    (152,689,419)    (204,398,950)    (53,021,393)     (73,946,882)     (44,988,452)     (14,369,559)
                            -------------    -------------    ------------     ------------     ------------     ------------
                                3,178,484           48,896       2,161,893        2,690,553        3,757,843        2,595,086
                            -------------    -------------    ------------     ------------     ------------     ------------
  Net increase in net
    assets...............       3,178,484           48,896       2,161,893        2,690,553        3,757,843        2,595,086

NET ASSETS:
  Beginning of year......      28,911,467       28,862,571      18,798,355       16,107,802        4,756,859        2,161,773
                            -------------    -------------    ------------     ------------     ------------     ------------
  End of year............   $  32,089,951    $  28,911,467    $ 20,960,248     $ 18,798,355     $  8,514,702     $  4,756,859
                            =============    =============    ============     ============     ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                         RESERVE TAX-EXEMPT TRUST
                           ------------------------------------------------------------------------------------
                                 NEW JERSEY FUND                 OHIO FUND               PENNSYLVANIA FUND
                           ----------------------------  --------------------------  --------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                              MAY 31,        MAY 31,       MAY 31,       MAY 31,       MAY 31,       MAY 31,
                               2002           2001           2002          2001          2002          2001
                           -------------  -------------  ------------  ------------  ------------  ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $     596,005  $   1,500,311  $    61,819   $   238,714   $   414,178   $   699,747
                           -------------  -------------  ------------  ------------  ------------  ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............       (596,005)    (1,500,311)     (61,819)     (238,714)     (414,178)     (699,747)
                           -------------  -------------  ------------  ------------  ------------  ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    240,597,119    250,006,902   33,551,931    36,980,981   145,997,774    93,779,092
  Dividends reinvested...        596,005      1,500,311       61,819       238,714       414,178       699,747
  Cost of shares
    redeemed.............   (236,555,353)  (243,050,817) (36,011,184)  (38,100,034)  (129,012,883) (81,503,350)
                           -------------  -------------  ------------  ------------  ------------  ------------
                               4,637,771      8,456,396   (2,397,434)     (880,339)   17,399,069    12,975,489
                           -------------  -------------  ------------  ------------  ------------  ------------
  Net increase (decrease)
    in net assets........      4,637,771      8,456,396   (2,397,434)     (880,339)   17,399,069    12,975,489

NET ASSETS:
  Beginning of year......     52,890,484     44,434,088    8,053,310     8,933,649    34,060,618    21,085,129
                           -------------  -------------  ------------  ------------  ------------  ------------
  End of year............  $  57,528,255  $  52,890,484  $ 5,655,876   $ 8,053,310   $51,459,687   $34,060,618
                           =============  =============  ============  ============  ============  ============

                            RESERVE TAX-EXEMPT TRUST
                           --------------------------
                                 VIRGINIA FUND
                           --------------------------
                            YEAR ENDED    YEAR ENDED
                             MAY 31,       MAY 31,
                               2002          2001
                           ------------  ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATION
  Net investment
    income...............  $    58,600   $     99,318
                           ------------  ------------
DIVIDENDS PAID TO SHAREHO
  Net investment income
    (Note 1).............      (58,600)       (99,318)
                           ------------  ------------
FROM CAPITAL SHARE TRANSA
  (at net asset value of
  Net proceeds from sale
    of shares............   25,423,512     16,885,998
  Dividends reinvested...       58,600         99,318
  Cost of shares
    redeemed.............  (19,159,452)   (12,368,045)
                           ------------  ------------
                             6,322,660      4,617,271
                           ------------  ------------
  Net increase (decrease)
    in net assets........    6,322,660      4,617,271
NET ASSETS:
  Beginning of year......    6,721,493      2,104,222
                           ------------  ------------
  End of year............  $13,044,153   $  6,721,493
                           ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust (collectively the "Trusts") are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of May 31, 2002, there were eleven (11) separate series of Reserve Tax-Exempt Trust authorized (Interstate, Interstate II, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds). All series of the Tax-Exempt Funds had shares outstanding except for Interstate II. There is one (1) separate series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt
     Fund) authorized and outstanding. These financial statements and notes apply to New York Tax-Exempt Fund and to all above-mentioned series of Reserve Tax-Exempt Trust, except for Interstate Tax-Exempt Fund and Interstate II Tax-Exempt Fund (collectively the "Funds").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchases, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest, will be deemed to be, for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is the Trusts' policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily.

     E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee at the annual rate of 0.80% of the average daily net assets of the Funds, which is accrued daily. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as responding to customer inquires and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trusts' Distribution Plan and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. During the year ended May 31, 2002, RMCI voluntarily reduced its fees for Michigan Tax-Exempt Fund by $66, Ohio Tax-Exempt Fund by $44 and Virginia Tax-Exempt Fund by $815. Certain Trustees / Officers of the Trusts are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     Each Fund has adopted a Rule 12b-1 plan, with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The rate of distribution expenses is 0.20% per year of the Fund's average net assets.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Trusts invest substantially all of their assets in a portfolio of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political

--------------------------------------------------------------------------------
     developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in investments which were backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets:

     NEW YORK TAX-EXEMPT FUND    68.23%

          Letter of Credit
          Allied Irish Bank                             0.43%          FNMA                                          2.13%
          Bank of New York                              4.56%          HSBC                                          0.54%
          Bank of Nova Scotia                           1.91%          JPMorgan / Chase                              5.38%
          Banque Paribas                                0.85%          Kredietbank NV, Brussels                      0.43%
          Bay Hypo Und Vereinsbank                      2.82%          Landesbank Hessen-Thurgen                     6.05%
          Bay Landesbank Girozentrale                   3.73%          Societe Generale                              0.81%
          Bayerische / Westdeutsche Landesbank          0.81%          Toronto Dominion                              2.04%
          Commerzbank                                   6.84%          Wachovia Bank & Trust Company                 0.68%
          Deutsche Bank                                 1.02%          Wells Fargo                                   1.79%
          Dexia                                         2.35%          Westdeutsche Landesbank Girozentrale          3.21%
          Fleet Bank                                    2.03%

     *    Bond Insurance
          AMBAC                                         2.52%          FSA                                           7.34%
          FGIC                                          5.96%          MBIA                                          2.00%

     CALIFORNIA TAX-EXEMPT FUND    65.16%

          Letter of Credit
          Allied Irish Bank                             3.66%          Credit Suisse                                 2.47%
          Bank of America                               7.32%          Dexia                                         1.37%
          Bank of New York                              0.44%          Dresdner Bank                                 1.83%
          Bank of Nova Scotia                           1.45%          FNMA                                          7.13%
          Bank of Scotland                              0.73%          FRMC                                          1.83%
          Bay Hypo Und Vereinsbank                      3.72%          KBC Bank                                      5.25%
          Bay Landesbank Girozentrale                   1.19%          Landesbank Hessen-Thurgen                     2.15%
          CIBC                                          0.46%          Wells Fargo                                   1.55%
          Commerzbank                                   0.91%

     *    Bond Insurance
          AMBAC                                         3.57%          FSA                                           7.00%
          FGIC                                          4.94%          MBIA                                          6.19%

     CONNECTICUT TAX-EXEMPT FUND    70.01%

          Letter of Credit
          Bay Landesbank Girozentrale                   4.33%          La Salle National Bank                        7.46%
          Commerzbank                                   4.50%          Landesbank Hessen-Thurgen                     6.74%
          Fleet Bank                                    7.27%          Northern Trust Company                        4.81%
          JP Morgan / Chase                             1.52%          Wachovia Bank & Trust Company                 4.94%
          KBC Bank                                      4.33%          Yale University                               4.85%

     *    Bond Insurance
          AMBAC                                         4.83%          FGIC                                          5.52%
          FSA                                           5.32%          MBIA                                          3.59%

--------------------------------------------------------------------------------
     FLORIDA TAX-EXEMPT FUND    91.26%

          Letter of Credit
          ABN / AMRO                                    2.49%          Harris Trust & Savings Bank                   4.38%
          Bank of America                               7.54%          JPMorgan / Chase                              3.13%
          Credit Suisse                                 3.12%          Landesbank Baden-Wurternberg                  2.49%
          Dresdner Bank                                 7.48%          Societe Generale                              2.57%
          Fifth Third Bank                              4.67%          Sun Trust Bank                                4.58%
          Florida Power & Light                         2.18%          Toronto Dominion                              6.23%
          FRMC                                          3.74%          Wachovia Bank & Trust Company                 4.63%

     *    Bond Insurance
          AMBAC                                         4.16%          FSA                                           3.12%
          FGIC                                          8.77%          MBIA                                          5.34%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations       10.64%

     MASSACHUSETTS TAX-EXEMPT FUND    77.56%

          Letter of Credit
          Commerzbank                                   4.29%          Landesbank Hessen-Thurgen                     4.29%
          Dexia                                         3.82%          Smith College                                 5.99%
          Fleet Bank                                    5.06%          State Street Bank & Trust                     4.29%
          FNB Bank                                      4.29%          Toronto Dominion                              1.91%
          FNMA                                          3.39%          Wellesley College                             3.39%
          Harvard University                            3.82%          Williams College                              1.91%
          KBC Bank                                      4.87%

     *    Bond Insurance
          AMBAC                                         2.86%          FSA                                           5.28%
          FGIC                                          7.41%          MBIA                                          6.30%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        4.39%

     MICHIGAN TAX-EXEMPT FUND    96.01%

          Letter of Credit
          Bank of America                               1.47%          Fifth Third Bank                              8.22%
          Bank One                                      8.04%          FNMA                                          7.05%
          Bay Landesbank Girozentrale                   9.40%          Key Bank                                      1.47%
          Comerica Bank                                 5.87%          La Salle National Bank                        5.87%
          Deutsche Bank                                 1.17%          Landesbank Hessen-Thurgen                     7.69%
          Dresdner Bank                                 4.70%          National City                                 8.28%

          Bond Insurance
          FGIC                                          7.99%          MBIA                                          8.34%
          FSA                                           4.35%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        6.10%

     At May 31, 2002, the Michigan Tax-Exempt Fund had a cash overdraft from the custodian of $287,100.

--------------------------------------------------------------------------------
     NEW JERSEY TAX-EXEMPT FUND    77.96%

          Letter of Credit
          Bank of New York                              3.55%          JPMorgan / Chase                              6.59%
          Banque Paribas                                3.72%          Kredietbank NV, Brussels                      2.70%
          Barclay Bank                                  4.73%          New Jersey Health Care                        8.95%
          Citibank                                      4.90%          PNC Bank                                      4.31%
          Commerzbank                                   1.69%          Princeton University                          4.73%
          Fleet Bank                                    1.05%          Wachovia Bank & Trust Company                 8.27%
          FNMA                                          4.86%

          Bond Insurance
          AMBAC                                         4.93%          MBIA                                          8.25%
          FGIC                                          4.73%

     OHIO TAX-EXEMPT FUND    98.96%

          Letter of Credit
          ABN / AMRO                                    7.07%          JPMorgan / Chase                              7.51%
          Allied Irish Bank                             6.19%          KBC Bank                                      7.96%
          Bank of America                               8.13%          Keybank                                       5.30%
          Bank One                                      4.51%          National City Bank                            7.79%
          Barclay Bank                                  7.78%          US Bank                                       4.42%
          Dresdner Bank                                 3.54%          Wachovia Bank & Trust Company                 5.30%
          Fifth Third Bank                              5.22%          Wells Fargo                                   6.98%

     *    Bond Insurance
          AMBAC                                         5.06%          MBIA                                          3.54%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        2.66%

     PENNSYLVANIA TAX-EXEMPT FUND    99.22%

          Letter of Credit
          Bank of America                               4.76%          JPMorgan / Chase                              4.47%
          Bank of Nova Scotia                           1.94%          Landesbank Hessen-Thurgen                     1.94%
          Bank One                                      3.61%          Mellon Bank                                   4.86%
          Banque Paribas                                4.86%          Northern Trust Co.                            6.02%
          Bay Hypo Und Vereinsbank                      1.94%          PNC Bank                                      6.89%
          Bay Landesbank Girozentrale                   0.39%          Sun Trust Bank                                4.57%
          Citibank                                      1.29%          Toronto Dominion                              4.08%
          Commerzbank                                   4.47%          University of Pittsburgh                      4.47%
          Dexia                                         1.75%          Wachovia Bank & Trust Company                 3.28%
          Dresdner Bank                                 2.16%          Wells Fargo                                   0.97%
          FNMA                                          4.47%

          AMBAC                                         6.91%          FSA                                           6.68%
          FGIC                                          7.10%          MBIA                                          4.34%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        1.00%

--------------------------------------------------------------------------------
     VIRGINIA TAX-EXEMPT FUND    92.30%

          Letter of Credit
          Bank of America                               8.93%          Crestar Bank                                  4.60%
          Bank of Scotland                              9.20%          FRMC                                          7.67%
          Barclay Bank                                  8.47%          Sun Trust Bank                                4.79%
          Credit Suisse                                 4.79%          Wachovia Bank & Trust Company                 8.82%
     *    Bond Insurance
          AMBAC                                         9.22%          FSA                                           4.79%
          FGIC                                          4.61%          MBIA                                          3.83%
          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations       12.58%
     *    Some securities are backed by both a line of credit and bond insurance.

(5)  COMPONENTS OF NET ASSETS
--------------------------------------------------------------------------------
     At May 31, 2002, the components of each Fund's net assets was as follows:

                                   NEW YORK    CALIFORNIA II  CONNECTICUT    FLORIDA    MASSACHUSETTS
                                     FUND          FUND          FUND         FUND          FUND
                                 ------------  -------------  -----------  -----------  -------------
      Par Value................  $    234,434  $    109,332   $    41,246  $   32,090    $    20,960
      Additional-Paid-in-Capital...  234,199,736  109,222,474  41,204,963  32,057,861     20,939,288
                                 ------------  ------------   -----------  -----------   -----------
      Net Assets...............  $234,434,170  $109,331,806   $41,246,209  $32,089,951   $20,960,248
                                 ============  ============   ===========  ===========   ===========

                                   MICHIGAN     NEW JERSEY      OHIO      PENNSYLVANIA   VIRGINIA
                                     FUND          FUND         FUND          FUND         FUND
                                 ------------  ------------  -----------  ------------  -----------
      Par Value................  $      8,515  $     57,528  $     5,656  $    51,460   $    13,044
      Additional-Paid-in-Capital...    8,506,187   57,470,727   5,650,220  51,408,227    13,031,109
                                 ------------  ------------  -----------  -----------   -----------
      Net Assets...............  $  8,514,702  $ 57,528,255  $ 5,655,876  $51,459,687   $13,044,153
                                 ============  ============  ===========  ===========   ===========

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                  FISCAL YEARS ENDED MAY 31,
                                                          -------------------------------------------
                                                           2002     2001     2000     1999     1998
                                                          -------  -------  -------  -------  -------
      NEW YORK TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of year..............  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------  -------  -------  -------  -------
      Net investment income.............................   0.0095   0.0281   0.0258   0.0222   0.0268
      Dividends from net investment income..............  (0.0095) (0.0281) (0.0258) (0.0222) (0.0268)
                                                          -------  -------  -------  -------  -------
      Net asset value at end of year....................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======  =======  =======  =======  =======
      Total Return......................................     0.95%    2.87%    2.58%    2.22%    2.68%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $ 234.4  $ 281.6  $ 228.4  $ 186.0  $ 171.2
      Ratio of expenses to average net assets...........     1.01%    1.01%    1.00%    1.00%    0.94%
      Ratio of net investment income to average net
        assets..........................................     0.94%    2.81%    2.55%    2.19%    2.63%

--------------------------------------------------------------------------------

                                           FISCAL YEARS ENDED  PERIOD
                                                MAY 31,         ENDED
                                           ------------------  MAY 31,
                                             2002      2001    2000(A)
                                           --------  --------  -------

      CALIFORNIA II TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................  $1.0000   $1.0000   $1.0000
                                           -------   -------   -------
      Net investment income..............   0.0098    0.0236    0.0208
      Dividends from net investment
        income...........................  (0.0098)  (0.0236)  (0.0208)
                                           -------   -------   -------
      Net asset value at end of period...  $1.0000   $1.0000   $1.0000
                                           =======   =======   =======
      Total Return.......................     0.98%     2.42%     2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................  $ 109.3   $ 136.2   $  91.4
      Ratio of expenses to average net
        assets...........................     1.01%     1.00%     1.00%(b)(c)
      Ratio of net investment income to
        average net assets...............     1.00%     2.36%     2.27%(b)(c)

                                                                  FISCAL YEARS ENDED MAY 31,
                                                          -------------------------------------------
                                                           2002     2001     2000     1999     1998
                                                          -------  -------  -------  -------  -------

      CONNECTICUT TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of year..............  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------  -------  -------  -------  -------
      Net investment income.............................   0.0092   0.0273   0.0248   0.0221   0.0267
      Dividends from net investment income..............  (0.0092) (0.0273) (0.0248) (0.0221) (0.0267)
                                                          -------  -------  -------  -------  -------
      Net asset value at end of year....................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======  =======  =======  =======  =======
      Total Return......................................     0.92%    2.75%    2.48%    2.21%    2.67%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  41.2  $  40.2  $  51.1  $  55.4  $  36.8
      Ratio of expenses to average net assets...........     1.01%    1.01%    1.00%    1.00%    0.89%
      Ratio of net investment income to average net
        assets..........................................     0.92%    2.73%    2.42%    2.17%    2.64%

                                         FISCAL YEARS ENDED MAY 31,
                                 -------------------------------------------
                                  2002     2001     2000     1999     1998
                                 -------  -------  -------  -------  -------

      FLORIDA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                 -------  -------  -------  -------  -------
      Net investment income....   0.0105   0.0294   0.0272   0.0237   0.0269
      Dividends from net
        investment income......  (0.0105) (0.0294) (0.0272) (0.0237) (0.0269)
                                 -------  -------  -------  -------  -------
      Net asset value at end of
        year...................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                 =======  =======  =======  =======  =======
      Total Return.............     1.05%    2.98%    2.72%    2.37%    2.69%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  32.1  $  28.9  $  28.9  $  22.6  $  10.8
      Ratio of expenses to
        average net assets.....     1.00%    1.01%    1.00%    1.00%    0.94%
      Ratio of net investment
        income to average net
        assets.................     0.99%    2.94%    2.68%    2.30%    2.62%

--------------------------------------------------------------------------------

                                                                  FISCAL YEARS ENDED MAY 31,
                                                          -------------------------------------------
                                                           2002     2001     2000     1999     1998
                                                          -------  -------  -------  -------  -------

      MASSACHUSETTS TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of year..............  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------  -------  -------  -------  -------
      Net investment income.............................   0.0099   0.0279   0.0256   0.0220   0.0284
      Dividends from net investment income..............  (0.0099) (0.0279) (0.0256) (0.0220) (0.0284)
                                                          -------  -------  -------  -------  -------
      Net asset value at end of year....................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======  =======  =======  =======  =======
      Total Return......................................     0.99%    2.85%    2.56%    2.20%    2.84%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  21.0  $  18.8  $  16.1  $  19.9  $  25.4
      Ratio of expenses to average net assets...........     1.01%    1.00%    1.00%    1.00%    0.75%
      Ratio of net investment income to average net
        assets..........................................     0.99%    2.79%    2.55%    2.17%    2.78%

                                                                    PERIOD
                                       FISCAL YEARS ENDED MAY 31,    ENDED
                                      ----------------------------  MAY 31,
                                        2002      2001      2000    1999(D)
                                      --------  --------  --------  -------

      MICHIGAN TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................  $1.0000   $1.0000   $1.0000   $1.0000
                                      -------   -------   -------   -------
      Net investment income.........   0.0080    0.0276    0.0263    0.0118
      Dividends from net investment
        income......................  (0.0080)  (0.0276)  (0.0263)  (0.0118)
                                      -------   -------   -------   -------
      Net asset value at end of
        period......................  $1.0000   $1.0000   $1.0000   $1.0000
                                      =======   =======   =======   =======
      Total Return..................     0.81%     2.83%     2.63%     2.55%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................  $   8.5   $   4.8   $   2.2   $   1.2
      Ratio of expenses to average
        net assets..................     1.01%(c)    1.00%    1.00%    1.00%(b)(c)
      Ratio of net investment income
        to average net assets.......     0.63%(c)    2.76%    2.60%    2.02%(b)(c)

                                                                  FISCAL YEARS ENDED MAY 31,
                                                          -------------------------------------------
                                                           2002     2001     2000     1999     1998
                                                          -------  -------  -------  -------  -------

      NEW JERSEY TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of year..............  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------  -------  -------  -------  -------
      Net investment income.............................   0.0101   0.0277   0.0249   0.0223   0.0254
      Dividends from net investment income..............  (0.0101) (0.0277) (0.0249) (0.0223) (0.0254)
                                                          -------  -------  -------  -------  -------
      Net asset value at end of year....................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======  =======  =======  =======  =======
      Total Return......................................     1.01%    2.83%    2.49%    2.23%    2.54%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  57.5  $  52.9  $  44.4  $  41.3  $  37.6
      Ratio of expenses to average net assets...........     1.01%    1.01%    1.05%    1.00%    0.99%
      Ratio of net investment income to average net
        assets..........................................     0.94%    2.77%    2.46%    2.17%    2.50%

--------------------------------------------------------------------------------


                                                                     PERIOD
                                     FISCAL YEARS ENDED MAY 31,       ENDED
                                 ----------------------------------  MAY 31,
                                  2002     2001     2000     1999    1998(E)
                                 -------  -------  -------  -------  -------
      OHIO TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                 -------  -------  -------  -------  -------
      Net investment income....   0.0082   0.0281   0.0256   0.0236   0.0048
      Dividends from net
        investment income......  (0.0082) (0.0281) (0.0256) (0.0236) (0.0048)
                                 -------  -------  -------  -------  -------
      Net asset value at end of
        period.................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                 =======  =======  =======  =======  =======
      Total Return.............     0.83%    2.88%    2.56%    2.36%    2.87%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   5.7  $   8.1  $   8.9  $   1.2  $   2.5
      Ratio of expenses to
        average net assets.....     1.01%(c)    1.00%    1.00%    1.00%(c)    1.00%(b)
      Ratio of net investment
        income to average net
        assets.................     0.81%(c)    2.81%    2.95%    2.16%(c)    2.86%(b)

                                                                     PERIOD
                                     FISCAL YEARS ENDED MAY 31,       ENDED
                                 ----------------------------------  MAY 31,
                                  2002     2001     2000     1999    1998(F)
                                 -------  -------  -------  -------  -------

      PENNSYLVANIA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                 -------  -------  -------  -------  -------
      Net investment income....   0.0097   0.0287   0.0276   0.0234   0.0189
      Dividends from net
        investment income......  (0.0097) (0.0287) (0.0276) (0.0234) (0.0189)
                                 -------  -------  -------  -------  -------
      Net asset value at end of
        period.................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                 =======  =======  =======  =======  =======
      Total Return.............     0.97%    2.97%    2.76%    2.34%    2.64%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $  51.5  $  34.1  $  21.1  $  16.9  $  13.2
      Ratio of expenses to
        average net assets.....     1.01%    1.00%    1.00%    1.00%    1.00%(b)
      Ratio of net investment
        income to average net
        assets.................     0.89%    2.87%    2.73%    2.28%    2.62%(b)

--------------------------------------------------------------------------------

                                           FISCAL YEARS ENDED  PERIOD
                                                MAY 31,         ENDED
                                           ------------------  MAY 31,
                                             2002      2001    2000(G)
                                           --------  --------  -------

      VIRGINIA TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................  $1.0000   $1.0000   $1.0000
                                           -------   -------   -------
      Net investment income..............   0.0069    0.0253    0.0075
      Dividends from net investment
        income...........................  (0.0069)  (0.0253)  (0.0075)
                                           -------   -------   -------
      Net asset value at end of period...  $1.0000   $1.0000   $1.0000
                                           =======   =======   =======
      Total Return.......................     0.69%     2.77%     3.08%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................  $  13.0   $   6.7   $   2.1
      Ratio of expenses to average net
        assets...........................     1.01%(c)    1.00%    1.01%(b)(c)
      Ratio of net investment income to
        average net assets...............     0.58%(c)    2.53%    3.19%(b)(c)

---------------

(a)  From July 2, 1999 (Commencement of Class) to May 31, 2000.
(b)  Annualized
(c) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                         NET
                                     FISCAL  EXPENSE  INVESTMENT
FUND                                  YEAR    RATIO     INCOME
----                                 ------  -------  ----------

California II......................   2000     0.96%(b)      2.31%(b)
Michigan...........................   2002     1.00        0.64
                                      1999     0.49(b)      2.53(b)
Ohio...............................   2002     1.01        0.81
                                      1999     0.83        2.32
Virginia...........................   2002     0.99        0.60
                                      2000     0.97(b)      3.23(b)

(d)  From December 14, 1998 (Commencement of Class) to May 31, 1999.
(e)  From April 1, 1998 (Commencement of Class) to May 31, 1998.
(f)  From September 12, 1997 (Commencement of Class) to May 31, 1998.
(g)  From March 3, 2000 (Commencement of Class) to May 31, 2000.

                                ---------------

                 __________FEDERAL TAX INFORMATION (UNAUDITED)
                                ---------------
The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Boards of Trustees and Shareholders of Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust:

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Reserve New York Tax-Exempt Trust-New York Tax-Exempt Fund and the California II Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund (nine series of Reserve Tax-Exempt Trust) (collectively, the "Funds") at May 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 12, 2002

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.

The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 65                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve Offshore Money Fund, Ltd.
                            Trust ("RMMMT") and                            (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DIS-INTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 70                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001)
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 45                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (a real estate
Suite 2-1000                                                               investment trust and the nation's
Denver, CO 80222                                                           largest owner and manager of
                                                                           multi-family apartment properties)
                                                                           (1998 to present); Partner,
                                                                           Skadden, Arps Slate (Law firm)
                                                                           (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 56                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 55                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999)
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 36                     Assistant Treasurer of  respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 to present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 34                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).
--------------------------------------------------------------------------------------------------------------
IRENE S. GREENBERG          General Counsel of RF,  Since 2002             General Counsel of RMC, RMCI and
Age: 47                     RTET, RNYTET, RMMMT                            RESRV. Former Vice President and
The Reserve Funds           and RPES.                                      Assistant General Counsel, U.S.
1250 Broadway                                                              Trust Company of New York (1999 -
New York, NY 10001-3701                                                    2002); Former Vice President and
                                                                           Manager, Bankers Trust Company
                                                                           (1997 - 1999).
--------------------------------------------------------------------------------------------------------------
AGNES N. MULLADY            Controller of RF,       Since 2000             Controller of RMC, RMCI and RESRV.
Age: 43                     RTET, RNYTET, RMMMT                            Vice President and Treasurer,
The Reserve Funds           and RPES.                                      Northstar Funds; Senior Vice
1250 Broadway                                                              President and Chief Financial
New York, NY 10001-3701                                                    Officer, Northstar Investment
                                                                           Management Corp.; President and
                                                                           Treasurer, Northstar Administrators
                                                                           Corp.; and, Vice President and
                                                                           Treasurer, Northstar
                                                                           Distributors, Inc. (1993 - 1999)

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.